UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM 12b-25

                       NOTIFICATION OF LATE FILING

(Check One):  [ ]Form 10-K  [ ]Form 20-F  [ ]Form 11-K  [X]Form 10-Q and
                       Form 10-QSB    [ ]Form N-SAR

For Period Ended:  Dec 29, 2001
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

         Read Instruction (on back page) Before Preparing Form. Please Print or Type.
     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I --
REGISTRANT INFORMATION
Full Name of Registrant
Former Name if Applicable
                             Goddard Industries Inc.

 Address of Principal Executive Office (Street and Number)
                              705 Plantation Street

City, State and Zip Code
                         Worcester, Massachusetts  01605


PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)


[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;
     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

                                   (Attach Extra Sheets if Needed)

	In November 2000 the Registrant acquired a business in Australia. This acquisition has caused Registrant to make significant changes to its accounting methods in order to consolidate business information from its Australian subsidiary. The consolidation of this information requires time and expertise. During the process in which the Registrant was preparing its Form 10-QSD for the quarter ended December 29, 2001, the Registrant's accounting manager was injured and required medical leave. In addition, during this process another of Registrant's employees who had an important accounting role left the Registrant's employ. Because of these factors, the Registrant was unable to complete the filing of its Quarterly Report on Form 10-QSD within the prescribed time without unreasonable effort or expense.

Part IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


      Kenneth E. Heyman               508           852-2435
           (Name)                 (Area Code)  (Telephone Number)


(2) Have all other periodic reports required under Section 13 or
15(d) of the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such
report(s) been filed? If answer is no, identify report(s). Yes [X]   No[ ]



(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes[ ] No [X]






                            GODDARD INDUSTRIES, INC.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date February 13, 2002            By:   \s\ Salvatore J. Vinciguerra

                                  Name:  Salvatore  J. Vinciguerra
                                  Title: President and Chief Executive Officer